Business Combinations (Details) - Schedule of business acquisitions, by acquisition - City Semi [Member] $ in Thousands		12 Months Ended
	May 13, 2020 USD ($)	May 13, 2020 USD ($)
Business Acquisition [Line Items]
Class H units issued		$ 711
Contingent consideration	$ 1,180	1,180
Cash consideration to be transferred at a later date		138
Total	$ 2,029	$ 2,029